Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Fair value of Commercial real estate loans held-for-sale	$ 21,922
Fair value of Real estate owned	1,900	2,300
Nonrecurring [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale	21,922
Total (Losses) Gains Or Changes in Commercial real estate loans held-for-sale	(5,890)
Fair value of SBA servicing asset	389
Total (Losses) Gains or changes in SBA servicing asset	(95)
Nonrecurring [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans	75,550	82,031
Total (Losses) Gains Or Changes in Impaired loans	(33,105)	(90,390)
Nonrecurring [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned	1,881	2,272
Total (Losses) Gains or changes in Real estate owned	(1,322)	(666)
Nonrecurring [Member] | Level 1 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 1 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans
Fair value of Real estate owned
Nonrecurring [Member] | Level 1 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned
Nonrecurring [Member] | Level 2 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale	21,922
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 2 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans
Nonrecurring [Member] | Level 2 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned
Nonrecurring [Member] | Level 3 [Member]
Assets:
Fair value of Commercial real estate loans held-for-sale
Fair value of SBA servicing asset	389
Nonrecurring [Member] | Level 3 [Member] | Impaired loans [Member]
Assets:
Fair value of Impaired loans	75,550	82,031
Nonrecurring [Member] | Level 3 [Member] | Real estate owned [Member]
Assets:
Fair value of Real estate owned	$ 1,881	$ 2,272